Investor A Institutional [Member] Expense Example - Investor A, Institutional - iShares Developed Real Estate Index Fund	Jan. 31, 2026 USD ($)
Investor A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 52
Expense Example, with Redemption, 3 Years	211
Expense Example, with Redemption, 5 Years	384
Expense Example, with Redemption, 10 Years	886
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	32
Expense Example, with Redemption, 3 Years	117
Expense Example, with Redemption, 5 Years	211
Expense Example, with Redemption, 10 Years	$ 485